CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2010
Cash flows from operating activities:
Net income / (loss)	$ (3,822,000)	[1]	$ 8,372,000	[1]	$ (85,000)	[1]
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation and amortization	846,000		598,000		631,000
Gain on disposal of property and equipment					4,000
Stock-based compensation	856,000		218,000		244,000
Provisions for doubtful accounts	200,000		176,000		96,000
Amortization of deferred commissions	628,000	[1]	752,000	[1]	603,000	[1]
Amortization of debt issuance costs					84,000
Interest and amortization of discount on related party notes	588,000		1,251,000		1,027,000
Changes in operating assets and liabilities
Accounts receivable	1,350,000		(5,261,000)		1,089,000
Deferred commissions	(1,723,000)	[1]	(613,000)	[1]	(645,000)	[1]
Prepaid and other current assets	(250,000)		(31,000)		(71,000)
Other assets	(527,000)		(121,000)		53,000
Accounts payable	625,000		(246,000)		200,000
Accrued compensation	197,000		1,230,000		(368,000)
Other accrued liabilities	(246,000)		(129,000)		(95,000)
Deferred revenue	2,313,000		418,000		(27,000)
Other long term liabilities	(34,000)		168,000		(245,000)
Net cash provided by operating activities	1,001,000		6,782,000		2,495,000
Cash flows from investing activities:
Purchases of property and equipment	(1,827,000)		(725,000)		(521,000)
Sale (purchases) of short-term investments	605,000		(626,000)
Increase in restricted cash	(2,000)		(25,000)
Net cash used in investing activities	(1,224,000)		(1,376,000)		(521,000)
Cash flows from financing activities:
Payments on related party notes			(5,000,000)
Payments on bank borrowings	(1,667,000)		(115,000)		(3,125,000)
Increase in restricted cash	(1,000,000)
Payments on common stock repurchased			(276,000)		(108,000)
Payments on capital lease obligation	(28,000)		(157,000)		(181,000)
Proceeds from bank borrowings			5,000,000
Proceeds from exercise of stock options	317,000		771,000		14,000
Proceeds from exercise of warrants			1,158,000
Net cash provided by (used in) financing activities	(2,378,000)		1,381,000		(3,400,000)
Effect of exchange rate differences on cash	88,000		(96,000)		(352,000)
Net (decrease) / increase in cash and cash equivalents	(2,513,000)		6,691,000		(1,778,000)
Cash and cash equivalents at beginning of year	12,424,000		5,733,000		7,511,000
Cash and cash equivalents at end of year	9,911,000		12,424,000		5,733,000
Supplemental cash flow disclosures:
Cash paid for interest	166,000		1,418,000		22,000
Cash paid for income taxes	186,000		181,000		186,000
Non-cash items:
Non-cash investing activities in 2012 consist of purchasing equipment through trade accounts payable.	$ 367,000
Non-cash financing activities in 2012 consist of a cashless exercise of warrants shares of common stock	238,393

[1]	As Adjusted, see Note 1.